Segment and corporate information (Tables)	6 Months Ended
Jun. 30, 2024
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

		Care	Total	Inter-segment
	Care Delivery	Enablement	Segment	eliminations	Corporate	Total
Three months ended June 30, 2024
Revenue from health care services(1)	3,329,017	—	3,329,017	—	—	3,329,017
Revenue from health care products(1)	49,162	975,521	1,024,683	—	—	1,024,683
Revenue from contracts with customers(1)	3,378,179	975,521	4,353,700	—	—	4,353,700
Revenue from insurance contracts(1)	393,121	—	393,121	—	—	393,121
Revenue from lease contracts(1)	—	19,617	19,617	—	—	19,617
Revenue from external customers	3,771,300	995,138	4,766,438	—	—	4,766,438
Inter-segment revenue	—	368,232	368,232	(368,232)	—	—
Revenue	3,771,300	1,363,370	5,134,670	(368,232)	—	4,766,438
Operating income (loss)	332,200	67,734	399,934	(5,313)	30,168	424,789
Interest						(85,331)
Income before income taxes						339,458
Depreciation and amortization	(262,600)	(114,356)	(376,956)	11,167	(17,973)	(383,762)
Impairment loss	11,412	(14,669)	(3,257)	—	—	(3,257)
Income (loss) from equity method investees	32,639	—	32,639	—	—	32,639
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	217,385	94,791	312,176	(17,271)	5,707	300,612

Three months ended June 30, 2023
Revenue from health care services(1)	3,504,864	—	3,504,864	—	—	3,504,864
Revenue from health care products(1)	43,914	943,550	987,464	—	—	987,464
Revenue from contracts with customers(1)	3,548,778	943,550	4,492,328	—	—	4,492,328
Revenue from insurance contracts(1)	323,764	—	323,764	—	—	323,764
Revenue from lease contracts(1)	—	9,184	9,184	—	—	9,184
Revenue from external customers	3,872,542	952,734	4,825,276	—	—	4,825,276
Inter-segment revenue	—	372,006	372,006	(372,006)	—	—
Revenue	3,872,542	1,324,740	5,197,282	(372,006)	—	4,825,276
Operating income (loss)	384,254	1,536	385,790	(3,880)	(25,283)	356,627
Interest						(80,543)
Income before income taxes						276,084
Depreciation and amortization	(283,026)	(115,438)	(398,464)	9,866	(17,466)	(406,064)
Impairment loss	(20,189)	(7,938)	(28,127)	—	—	(28,127)
Income (loss) from equity method investees	45,550	2,720	48,270	—	—	48,270
Additions of property, plant and equipment, intangible assets and right- of-use assets(1)	197,342	107,594	304,936	—	10,781	315,717

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker. Additionally, the Company has adjusted the prior period financial information in order to include additional contracts identified during the course of the year ended December 31, 2023 which were subject to certain disclosures in accordance with IFRS 17.

Segment and corporate information (continued)

in € THOUS

		Care		Inter-segment
	Care Delivery	Enablement	Total Segment	eliminations	Corporate	Total
Six months ended June 30, 2024
Revenue from health care services(1)	6,694,351	—	6,694,351	—	—	6,694,351
Revenue from health care products(1)	89,052	1,889,715	1,978,767	—	—	1,978,767
Revenue from contracts with customers(1)	6,783,403	1,889,715	8,673,118	—	—	8,673,118
Revenue from insurance contracts(1)	776,051	—	776,051	—	—	776,051
Revenue from lease contracts(1)	—	41,791	41,791	—	—	41,791
Revenue from external customers	7,559,454	1,931,506	9,490,960	—	—	9,490,960
Inter-segment revenue	—	728,922	728,922	(728,922)	—	—
Revenue	7,559,454	2,660,428	10,219,882	(728,922)	—	9,490,960
Operating income (loss)	520,749	137,949	658,698	(4,475)	16,579	670,802
Interest						(173,518)
Income before income taxes						497,284
Depreciation and amortization	(527,254)	(229,721)	(756,975)	21,499	(36,021)	(771,497)
Impairment loss	(112,249)	(15,716)	(127,965)	—	—	(127,965)
Income (loss) from equity method investees	61,482	—	61,482	—	—	61,482
Total assets(1)	46,098,375	15,522,741	61,621,116	(40,179,311)	12,454,399	33,896,204
thereof investment in equity method investees(1)	647,964	—	647,964	—	—	647,964
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	406,335	180,637	586,972	(27,449)	26,127	585,650

Six months ended June 30, 2023
Revenue from health care services(1)	6,970,732	—	6,970,732	—	—	6,970,732
Revenue from health care products(1)	86,730	1,877,303	1,964,033	—	—	1,964,033
Revenue from contracts with customers(1)	7,057,462	1,877,303	8,934,765	—	—	8,934,765
Revenue from insurance contracts(1)	570,627	—	570,627	—	—	570,627
Revenue from lease contracts(1)	—	24,102	24,102	—	—	24,102
Revenue from external customers	7,628,089	1,901,405	9,529,494	—	—	9,529,494
Inter-segment revenue	—	733,864	733,864	(733,864)	—	—
Revenue	7,628,089	2,635,269	10,263,358	(733,864)	—	9,529,494
Operating income (loss)	668,739	(22,939)	645,800	(13,132)	(15,104)	617,564
Interest						(163,115)
Income before income taxes						454,449
Depreciation and amortization	(571,255)	(230,473)	(801,728)	19,582	(35,523)	(817,669)
Impairment loss	(22,105)	(32,231)	(54,336)	—	—	(54,336)
Income (loss) from equity method investees	71,651	4,133	75,784	—	—	75,784
Total assets(1)	40,909,915	14,883,693	55,793,608	(30,077,381)	9,243,911	34,960,138
thereof investment in equity method investees(1)	360,550	335,838	696,388	—	—	696,388
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	385,828	216,883	602,711	—	23,593	626,304

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker. Additionally, the Company has adjusted the prior period financial information in order to include additional contracts identified during the course of the year ended December 31, 2023 which were subject to certain disclosures in accordance with IFRS 17.